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January 24, 2020	Chelsea M. Childs T +1 415 315 6374 chelsea.childs@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust VII

File Nos. 333-232565; 811-23454

Ladies and Gentlemen:

We are filing today via EDGAR, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 on behalf of Stone Ridge Trust VII, a Delaware statutory trust (the “Trust”).

This pre-effective amendment is being filed to reflect the Fund’s proposed master-feeder structure and to make certain other changes. This filing has been marked to indicate changes made from the filing of Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on August 8, 2019.

No fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6374.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:	Lauren D. Macioce
Charles L. Nail
Elizabeth J. Reza
Gregory C. Davis